Seward & Kissel LLP
                                1200 G Street, NW
                                    Suite 350
                              Washington, DC 20005
                                  202-737-8833


                                              February 3, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                  Re:  AllianceBernstein Municipal Income Fund II
                       (File Nos. 33-60560 and 811-07618)


Dear Sir or Madam:

                  On behalf of the AllianceBernstein Municipal Income Fund II (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 31, 2006.

                                              Very truly yours,


                                              /s/ Michelle Roberts
                                              ------------------------------
                                                  Michelle Roberts


00250.0157 #640783